Land use right, net	12 Months Ended
Dec. 31, 2022
Land use right, net
Land use right, net

10. Land use right, net

Land use right, net, consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	14,645
Less: Accumulated amortization	(6,355)	(8,417)	(1,221)
Net book value	94,652	92,590	13,424

In December 2018, the Group obtained the certificate for a land use right, which had been fully paid, and started to amortize over the remaining period of the right to use the land. Amortization expenses for land use right were RMB2,061, RMB2,062 and RMB2,062 for the years ended December 31, 2020, 2021 and 2022, respectively.